Leases - Summary of Maturities of Operating Lease Liabilities (Details) - USD ($) $ in Thousands	Sep. 30, 2021	Dec. 31, 2020
Leases [Abstract]
2021	$ 3,001	$ 5,017
2022	1,493	2,747
2023	1,157	1,408
2024	1,149	1,089
2025		1,121
Thereafter		2,649
Total lease payments	10,760	14,031
Less: imputed interest	(2,213)	(2,887)
Total	$ 8,547	$ 11,144